Financial Assets and Liabilities - Summary of Derivative Financial Instruments by Classification (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2020	Dec. 31, 2019
Reconciliation Of Fair Value Of Credit Derivative [Abstract]
Noncurrent assets		₱ 1
Current assets	₱ 22	41
Noncurrent liabilities (Note 29)	(360)	(25)
Current liabilities (Note 29)	(176)	(88)
Net liabilities	₱ (514)	₱ (71)